UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21987

ALPS VARIABLE INVESTMENT TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Andrea E. Kuchli

ALPS Variable Investment Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1 – Schedule of Investments.

Morningstar Conservative ETF Asset Allocation Portfolio
Schedule of Investments

As of September 30, 2018 (Unaudited)

	Shares	Value
Exchange Traded Funds - 99.17%
iShares - 11.50%
Core S&P 500® ETF	2,833	$829,304
Core S&P® Mid-Cap ETF	2,463	495,777
Edge MSCI USA Quality Factor ETF	9,194	830,862
JP Morgan USD Emerging Markets Bond ETF	6,227	671,333
MSCI United Kingdom ETF	9,700	330,964
TIPS Bond ETF	6,045	668,698

Total iShares		3,826,938

Other - 87.67%
Highland/iBoxx Senior Loan ETF	82,322	1,502,788
PIMCO Enhanced Short Maturity Active ETF	3,324	337,785
SPDR® Portfolio Intermediate Term Corporate Bond ETF	20,218	673,259
VanEck Vectors™ J.P. Morgan EM Local Currency Bond ETF	81,329	1,338,675
Vanguard® FTSE Developed Markets ETF	41,875	1,811,931
Vanguard® FTSE Emerging Markets ETF	15,711	644,151
Vanguard® Intermediate-Term Government Bond ETF	26,929	1,672,022
Vanguard® Mortgage-Backed Securities ETF	45,919	2,341,869
Vanguard® Short-Term Bond ETF	70,610	5,509,698
Vanguard® Short-Term Corporate Bond ETF	29,931	2,339,407
Vanguard® Short-Term Inflation-Protected Securities ETF	20,623	997,535
Vanguard® Total Bond Market ETF	118,967	9,362,703
Vanguard® Total Stock Market ETF	4,432	663,249

Total Other		29,195,072

Total Exchange Traded Funds
(Cost $33,206,412)		33,022,010

7-Day Yield		Shares	Value
Short-Term Investments - 0.86%
State Street Institutional Treasury Plus Money Market Fund	1.933%	286,885	$286,885

Total Short-Term Investments
(Cost $286,885)			286,885

Total Investments - 100.03%
(Total cost $33,493,297)			33,308,895

Liabilities in Excess of Other Assets - (0.03)%			(8,346)

Net Assets - 100.00%			$33,300,549

See Notes to Quarterly Schedule of Investments.

Morningstar Income and Growth ETF Asset Allocation Portfolio
Schedule of Investments

As of September 30, 2018 (Unaudited)

	Shares	Value
Exchange Traded Funds - 99.19%
iShares - 22.47%
Core S&P 500® ETF	18,104	$5,299,584
Core S&P® Mid-Cap ETF	14,926	3,004,455
Edge MSCI USA Quality Factor ETF	33,590	3,035,528
JP Morgan USD Emerging Markets Bond ETF	10,644	1,147,530
MSCI EAFE Value ETF	29,057	1,508,639
MSCI United Kingdom ETF	44,320	1,512,198
TIPS Bond ETF	13,781	1,524,454

Total iShares		17,032,388

Other - 76.72%
Highland/iBoxx Senior Loan ETF	146,526	2,674,832
PIMCO Enhanced Short Maturity Active ETF	7,635	775,869
VanEck Vectors™ J.P. Morgan EM Local Currency Bond ETF	138,964	2,287,348
Vanguard® FTSE Developed Markets ETF	122,300	5,291,921
Vanguard® FTSE Emerging Markets ETF	91,597	3,755,477
Vanguard® Intermediate-Term Government Bond ETF	48,958	3,039,802
Vanguard® Mortgage-Backed Securities ETF	59,630	3,041,130
Vanguard® Short-Term Bond ETF	112,283	8,761,443
Vanguard® Short-Term Corporate Bond ETF	48,712	3,807,330
Vanguard® Short-Term Inflation-Protected Securities ETF	31,256	1,511,853
Vanguard® Total Bond Market ETF	236,942	18,647,335
Vanguard® Total Stock Market ETF	25,305	3,786,893
Xtrackers MSCI EAFE Hedged Equity ETF	23,657	765,067

Total Other		58,146,300

Total Exchange Traded Funds
(Cost $72,509,613)		75,178,688
7-Day Yield		Shares	Value
Short-Term Investments - 0.56%
State Street Institutional Treasury Plus Money Market Fund	1.933%	422,055	$422,055

Total Short-Term Investments
(Cost $422,055)			422,055

Total Investments - 99.75%
(Total cost $72,931,668)			75,600,743

Other Assets in Excess of Liabilities - 0.25%			187,001

Net Assets - 100.00%			$75,787,744

See Notes to Quarterly Schedule of Investments.

Morningstar Balanced ETF Asset Allocation Portfolio
Schedule of Investments

As of September 30, 2018 (Unaudited)

	Shares	Value
Exchange Traded Funds - 98.80%
iShares - 30.70%
Core S&P 500® ETF	66,141	$19,361,455
Core S&P® Mid-Cap ETF	63,917	12,865,853
Edge MSCI USA Quality Factor ETF	123,350	11,147,139
JP Morgan USD Emerging Markets Bond ETF	25,590	2,758,858
MSCI EAFE Value ETF	87,811	4,559,147
MSCI United Kingdom ETF	159,588	5,445,143

Total iShares		56,137,595

Other - 68.10%
Highland/iBoxx Senior Loan ETF	253,129	4,620,870
PIMCO Enhanced Short Maturity Active ETF	17,935	1,822,555
VanEck Vectors™ J.P. Morgan EM Local Currency Bond ETF	214,978	3,538,538
Vanguard® FTSE Developed Markets ETF	440,619	19,065,584
Vanguard® FTSE Emerging Markets ETF	324,289	13,295,849
Vanguard® Intermediate-Term Government Bond ETF	59,282	3,680,819
Vanguard® Mortgage-Backed Securities ETF	72,123	3,678,273
Vanguard® Short-Term Bond ETF	233,141	18,191,992
Vanguard® Total Bond Market ETF	508,372	40,008,877
Vanguard® Total Stock Market ETF	86,316	12,917,189
Xtrackers MSCI EAFE Hedged Equity ETF	114,423	3,700,440

Total Other		124,520,986

Total Exchange Traded Funds
(Cost $167,057,164)		180,658,581
7-Day Yield		Shares	Value
Short-Term Investments - 1.01%
State Street Institutional Treasury Plus Money Market Fund	1.933%	1,858,189	$1,858,189

Total Short-Term Investments
(Cost $1,858,189)			1,858,189

Total Investments - 99.81%
(Total cost $168,915,353)			182,516,770

Other Assets in Excess of Liabilities - 0.19%			340,546

Net Assets - 100.00%			$182,857,316

See Notes to Quarterly Schedule of Investments.

Morningstar Growth ETF Asset Allocation Portfolio
Schedule of Investments

As of September 30, 2018 (Unaudited)

		Shares	Value
Exchange Traded Funds - 99.71%
iShares - 41.56%
Core S&P 500® ETF		117,118	$34,283,952
Core S&P® Mid-Cap ETF		113,248	22,795,690
Edge MSCI USA Quality Factor ETF		204,148	18,448,855
JP Morgan USD Emerging Markets Bond ETF		21,003	2,264,333
MSCI EAFE Value ETF		152,299	7,907,364
MSCI United Kingdom ETF		260,165	8,876,830

Total iShares			94,577,024

Other - 58.15%
Highland/iBoxx Senior Loan ETF		188,351	3,438,348
VanEck Vectors™ J.P. Morgan EM Local Currency Bond ETF		264,953	4,361,126
Vanguard® FTSE Developed Markets ETF		604,503	26,156,845
Vanguard® FTSE Emerging Markets ETF		538,734	22,088,094
Vanguard® Mortgage-Backed Securities ETF		44,357	2,262,207
Vanguard® Short-Term Bond ETF		233,543	18,223,360
Vanguard® Small-Cap ETF		14,126	2,296,605
Vanguard® Total Bond Market ETF		342,726	26,972,536
Vanguard® Total Stock Market ETF		130,963	19,598,613
Xtrackers MSCI EAFE Hedged Equity ETF		215,170	6,958,598

Total Other			132,356,332

Total Exchange Traded Funds
(Cost $200,120,557)			226,933,356

	7-Day Yield	Shares	Value
Short-Term Investments - 0.04%
State Street Institutional Treasury Plus Money Market Fund	1.933%	85,140	$85,140

Total Short-Term Investments
(Cost $85,140)			85,140

Total Investments - 99.75%
(Total cost $200,205,697)			227,018,496

Other Assets in Excess of Liabilities - 0.25%			577,136

Net Assets - 100.00%			$227,595,632

See Notes to Quarterly Schedule of Investments.

Morningstar Aggressive Growth ETF Asset Allocation Portfolio
Schedule of Investments

As of September 30, 2018 (Unaudited)

		Shares	Value
Exchange Traded Funds - 99.23%
iShares - 48.81%
Core S&P 500® ETF		67,617	$19,793,525
Core S&P® Mid-Cap ETF		60,315	12,140,806
Edge MSCI USA Quality Factor ETF		104,845	9,474,843
MSCI EAFE Value ETF		84,149	4,369,016
MSCI United Kingdom ETF		148,959	5,082,481

Total iShares			50,860,671

Other - 50.42%
Vanguard® FTSE Developed Markets ETF		296,435	12,826,742
Vanguard® FTSE Emerging Markets ETF		300,480	12,319,680
Vanguard® Short-Term Bond ETF		78,489	6,124,497
Vanguard® Small-Cap ETF		12,759	2,074,358
Vanguard® Total Bond Market ETF		64,721	5,093,543
Vanguard® Total Stock Market ETF		66,594	9,965,792
Xtrackers MSCI EAFE Hedged Equity ETF		127,747	4,131,338

Total Other			52,535,950

Total Exchange Traded Funds
(Cost $89,748,491)			103,396,621

	7-Day Yield	Shares	Value
Short-Term Investments - 0.05%
State Street Institutional Treasury Plus Money Market Fund	1.933%	55,068	$55,068

Total Short-Term Investments
(Cost $55,068)			55,068

Total Investments - 99.28%
(Total cost $89,803,559)			103,451,689

Other Assets in Excess of Liabilities - 0.72%			752,706

Net Assets - 100.00%			$104,204,395

See Notes to Quarterly Schedule of Investments.

ALPS | Alerian Energy Infrastructure Portfolio
Schedule of Investments

As of September 30, 2018 (Unaudited)

	Shares	Value
Canadian Energy Infrastructure Companies - 30.68%
Enbridge, Inc.	230,333	$7,432,570
Gibson Energy, Inc.	64,888	1,025,830
Inter Pipeline, Ltd.	173,684	3,012,055
Keyera Corp.	92,617	2,481,690
Pembina Pipeline Corp.	115,167	3,913,351
TransCanada Corp.	141,530	5,726,286

Total Canadian Energy Infrastructure Companies
(Cost $24,407,906)		23,591,782

U.S. Energy Infrastructure Companies - 28.30%
Cheniere Energy, Inc. (1)	58,736	4,081,565
Kinder Morgan, Inc.	295,179	5,233,524
Macquarie Infrastructure Corp.	33,528	1,546,647
ONEOK, Inc.	61,212	4,149,561
SemGroup Corp., Class A	35,443	781,518
Tallgrass Energy LP	66,732	1,573,540
Targa Resources Corp.	71,386	4,019,746
Tellurian, Inc. (1)	41,681	373,878

Total U.S. Energy Infrastructure Companies
(Cost $20,762,259)		21,759,979
	Shares	Value
U.S. Energy Infrastructure MLPs - 25.37%
Andeavor Logistics LP	11,590	$562,810
BP Midstream Partners LP	6,229	117,105
Buckeye Partners LP	19,066	680,847
Crestwood Equity Partners LP	6,390	234,832
Dominion Energy Midstream Partners LP	6,417	114,864
Enable Midstream Partners LP	11,433	192,532
Energy Transfer Equity LP	302,717	5,276,357
Enterprise Products Partners LP	192,442	5,528,859
EQT GP Holdings LP	32,900	685,307
Genesis Energy LP	14,261	339,127
Holly Energy Partners LP	5,962	187,564
Magellan Midstream Partners LP	29,680	2,009,930
MPLX LP	37,548	1,302,165
NGL Energy Partners LP	14,711	170,648
Noble Midstream Partners LP	2,812	99,573
NuStar Energy LP	12,739	354,144
Phillips 66 Partners LP	7,034	359,719
Shell Midstream Partners LP	16,136	344,988
Summit Midstream Partners LP	5,359	76,634
Valero Energy Partners LP	2,914	110,382
Western Gas Equity Partners LP	25,196	754,368

Total U.S. Energy Infrastructure MLPs
(Cost $18,942,552)		19,502,755

U.S. General Partners - 15.90%
Antero Midstream GP LP	102,807	1,739,495
EnLink Midstream LLC	110,712	1,821,212
Plains GP Holdings LP, Class A	152,490	3,740,580
The Williams Cos., Inc.	181,021	4,921,961

Total U.S. General Partners
(Cost $12,842,846)		12,223,248

Total Investments - 100.25%
(Total cost $76,955,563)		77,077,764

Liabilities in Excess of Other Assets - (0.25)%		(193,739)

Net Assets - 100.00%		$76,884,025

(1)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

ALPS | Red Rocks Listed Private Equity Portfolio
Schedule of Investments

As of September 30, 2018 (Unaudited)

	Shares	Value
Closed-End Funds - 15.07%
Financials - 15.07%
3i Infrastructure PLC	83,215	$264,649
HarbourVest Global Private Equity, Ltd. (1)	52,100	977,863
HBM Healthcare Investments AG, Class A	4,365	793,475
HgCapital Trust PLC	24,985	648,053
ICG Enterprise Trust PLC	10,824	122,740
NB Private Equity Partners, Ltd.	19,328	284,671
Pantheon International PLC Fund (1)	14,550	409,633
Riverstone Energy, Ltd. (1)	29,825	496,809

Total Financials		3,997,893

Total Closed-End Funds
(Cost $3,337,402)		3,997,893

Common Stocks - 82.01%
Communication Services - 13.45%
GCI Liberty, Inc., Class A (1)	12,000	$612,000
IAC/InterActiveCorp (1)	7,190	1,558,216
Liberty Formula One, Class A (1)	10,225	363,806
Liberty SiriusXM, Class A (1)	13,900	603,816
Naspers, Ltd., N Shares	1,335	288,089
SoftBank Group Corp.	1,400	141,331

Total Communication Services		3,567,258

Consumer Discretionary - 1.16%
Rocket Internet SE (1)(2)(3)	9,800	306,759

Consumer Staples - 2.88%
Schouw & Co. AB	9,200	763,456

Financials - 54.28%
3i Group PLC	79,750	978,342
Ackermans & van Haaren NV	3,400	591,741
Ares Capital Corp.	32,500	558,675
AURELIUS Equity Opportunities SE & Co. KGaA	19,100	1,010,786
Berkshire Hathaway, Inc., Class B (1)	4,015	859,652
Blackstone Group LP	28,925	1,101,464
Brederode SA	2,873	190,802
Brookfield Asset Management, Inc., Class A	19,950	888,374
Cannae Holdings, Inc. (1)	25,600	536,320
Carlyle Group LP	16,800	378,840
Eurazeo SA	7,671	604,300
EXOR N.V.	6,950	466,567
FS Investment Corp.	22,000	155,100
		Shares	Value
Financials (continued)
Intermediate Capital Group PLC		63,000	$895,046
Investor AB, B Shares		14,100	651,582
KKR & Co. LP, Class A		44,850	1,223,059
mutares AG		10,436	128,437
Onex Corp.		7,876	538,603
Pargesa Holding SA		6,450	518,221
Partners Group Holding AG		1,090	864,647
Princess Private Equity Holding, Ltd.		14,375	174,412
Standard Life Private Equity		110,536	497,771
Wendel SA		3,940	586,456

Total Financials			14,399,197

Health Care - 2.41%
Danaher Corp.		5,860	636,748

Industrials - 5.89%
Aalberts Industries NV		11,025	469,525
Brookfield Business Partners LP		6,900	316,300
Gesco AG		2,800	101,267
Indus Holding AG		6,325	392,885
Melrose Industries PLC		109,000	283,999

Total Industrials			1,563,976

Utilities - 1.94%
Brookfield Infrastructure Partners LP, Class A		12,899	514,412

Total Common Stocks
(Cost $19,364,152)			21,751,806

	7-Day Yield	Shares	Value
Short-Term Investments - 2.96%
State Street Institutional Treasury Plus Money Market Fund	1.933%	785,906	$785,906

Total Short-Term Investments
(Cost $785,906)			785,906

Total Investments - 100.04%
(Total cost $23,487,460)			26,535,605

Liabilities in Excess of Other Assets - (0.04)%			(11,422)

Net Assets - 100.00%			$26,524,183

(1)	Non-income producing security.
(2)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. As of September 30, 2018, the aggregate fair value of those securities was $306,759, representing 1.16% of net assets.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $306,759, representing 1.16% of net assets.

See Notes to Quarterly Schedule of Investments.

ALPS | Stadion Core ETF Portfolio
Schedule of Investments

As of September 30, 2018 (Unaudited)

		Shares	Value
Exchange Traded Funds - 99.68%
iShares - 74.54%
Core MSCI EAFE ETF		35,000	$2,242,800
Core MSCI Emerging Markets ETF		6,220	322,072
Core MSCI Total International Stock ETF		15,860	956,517
Core S&P 500® ETF		13,080	3,828,908
Core S&P Small-Cap® ETF		7,320	638,597
Core U.S. Aggregate Bond ETF		16,760	1,768,515
iBoxx $ Investment Grade Corporate Bond ETF		10,510	1,207,914
MBS ETF		7,770	802,874

Total iShares			11,768,197

Other - 25.14%
PowerShares QQQ Trust™, Series 1		3,280	609,391
SPDR® S&P MidCap 400® ETF Trust		2,160	793,714
Vanguard® Long-Term Bond ETF		7,370	644,359
Vanguard® Short-Term Bond ETF		19,540	1,524,706
Vanguard® Total International Bond ETF		7,290	397,597

Total Other			3,969,767

Total Exchange Traded Funds
(Cost $15,198,556)			15,737,964

	7-Day Yield	Shares	Value
Short-Term Investments - 1.48%
State Street Institutional Treasury Plus Money Market Fund	1.933%	234,222	$234,222

Total Short-Term Investments
(Cost $234,222)			234,222

Total Investments - 101.16%
(Total cost $15,432,778)			15,972,186

Liabilities in Excess of Other Assets - (1.16)%			(183,420)

Net Assets - 100.00%			$15,788,766

See Notes to Quarterly Schedule of Investments.

ALPS | Stadion Tactical Growth Portfolio
Schedule of Investments

As of September 30, 2018 (Unaudited)

		Shares	Value
Exchange Traded Funds - 96.97%
iShares - 30.65%
Core S&P Small-Cap® ETF		3,720	$324,533
iShares® Commodities Select Strategy ETF		5,420	211,001
iShares® North American Tech-Software ETF		1,390	284,908
iShares® Short Treasury Bond ETF		4,660	514,650
Russell 2000® ETF		1,885	317,717

Total iShares			1,652,809

Other - 66.32%
ETFMG Prime Cyber Security ETF		5,310	213,090
PIMCO Enhanced Short Maturity Active ETF		4,189	425,686
PowerShares QQQ Trust™, Series 1		4,328	804,099
SPDR® S&P 500® ETF Trust		2,773	806,167
SPDR® S&P 600 Small Cap Growth ETF		7,700	519,750
Vanguard® Growth ETF		5,013	807,293

Total Other			3,576,085

Total Exchange Traded Funds
(Cost $4,392,361)			5,228,894

	7-Day Yield	Shares	Value
Short-Term Investments - 3.28%
State Street Institutional Treasury Plus Money Market Fund	1.933%	177,041	$177,041

Total Short-Term Investments
(Cost $177,041)			177,041

Total Investments - 100.25%
(Total cost $4,569,402)			5,405,935

Liabilities in Excess of Other Assets - (0.25)%			(13,671)

Net Assets - 100.00%			$5,392,264

See Notes to Quarterly Schedule of Investments.

ALPS Variable Investment Trust Notes to Quarterly Schedules of Investments September 30, 2018 (Unaudited)

1. Organization

ALPS Variable Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The Schedules of Investments herein relate to the following nine series of the Trust: Morningstar Conservative ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF Asset Allocation Portfolio, Morningstar Growth ETF Asset Allocation Portfolio, Morningstar Aggressive Growth ETF Asset Allocation Portfolio (each a “Morningstar Portfolio,” and collectively the “Morningstar Portfolios”), ALPS | Alerian Energy Infrastructure Portfolio, ALPS | Red Rocks Listed Private Equity Portfolio, ALPS | Stadion Core ETF Portfolio and ALPS | Stadion Tactical Growth Portfolio (the ALPS | Stadion Core ETF Portfolio and the ALPS | Stadion Tactical Growth Portfolio are each a “Stadion Portfolio,” and collectively the “Stadion Portfolios”) (each, a “Portfolio,” and collectively, the “Portfolios”). The Morningstar Portfolios and the ALPS | Alerian Energy Infrastructure Portfolio are each considered non-diversified under the 1940 Act and may invest a greater portion of their assets in a more limited number of issuers than a diversified portfolio. The ALPS | Red Rocks Listed Private Equity Portfolio and the Stadion Portfolios have each elected to qualify as diversified Portfolios under the 1940 Act.

The Morningstar Portfolios offer Class I and Class II shares. ALPS | Alerian Energy Infrastructure Portfolio, ALPS | Red Rocks Listed Private Equity Portfolio, and the Stadion Portfolios offer Class I and Class III shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including legal fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average daily net assets. Expenses directly attributable to a particular Portfolio (including advisory, custodial, registration, professional and audit fees) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Portfolios. In addition, in the normal course of business, the Trust, on behalf of the Portfolios, enters into contracts with vendors and others that provide general indemnification to the extent permissible under law. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Portfolios.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, qualified pensions, retirement plans or registered and unregistered separate accounts. Shares are not offered to the general public.

Each variable annuity contract and variable life insurance policy owner (“Contract Owner”) and retirement plan participant (“Participant”) also incurs fees associated with the variable annuity, variable life insurance or retirement plan through which he or she invested. As a Contract Owner or Participant, you may incur additional fees and different terms and conditions associated with your investment program that are not disclosed in the Portfolios’ Financial Statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The Portfolios’ Schedules of Investments are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. Each Portfolio is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Security Valuation: The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities, including Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”) for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and ask price. Shares of an open-end investment company are valued at that investment company’s net asset value per share. Securities for which quotations are not readily available are valued under procedures established by the Trust’s Board of Trustees (the “Board”) to determine fair value in good faith.

Securities traded on one or more of the U.S. national securities exchanges, the NASDAQ Stock Market LLC or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of which such value is being determined.

Each Portfolio’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Board. When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Portfolio is priced that materially affects the value of a security, the securities will be valued by the adviser using fair valuation procedures established by the Board. Examples of potentially significant events that could materially impact the value of a security include, but are not limited to, company specific announcements, significant market volatility, natural disasters, armed conflicts, significant governmental actions, or a security’s trading has been halted, suspended or the security has not traded since the prior day and the closure of the primary trading market at a time when under normal conditions it would be open.

In the case of foreign securities, management may consider the following when determining the “fair value” of a security: (a) the country’s or geographic region’s political and economic environment; (b) the nature of any significant events which have occurred from the time of the market quotation to the valuation of each Portfolio’s net asset value which may materially impact each Portfolio’s net asset valuation; (c) American Depository Receipt trading; (d) Exchange-Traded Fund trading; (e) foreign currency exchange activity; (f) other relevant matters; and (g) if a stock split occurs on a Japanese exchange, management will fair value using the last day of trading price until the security commences trading again.

If the current price of a foreign security is unavailable as a result of a foreign stock exchange’s closure for a foreign holiday, such foreign security’s value will be the closing price of such security on the last day such foreign exchange was open, adjusted by the current foreign exchange rate, assuming there are no significant events which occurred which may materially impact each Portfolio’s net asset value determination.

Fair Value Measurements: The Portfolios disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Portfolios’ investments by major category are as follows:

Equity securities, exchange-traded funds and limited partnerships for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Various inputs are used in determining the value of each Portfolio’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls for an investment is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Portfolio has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Portfolio’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Portfolio’s investments as of September 30, 2018:

Morningstar Conservative ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$33,022,010	$–	$–	$33,022,010
Short-Term Investments	286,885	–	–	286,885
Total	$33,308,895	$–	$–	$33,308,895

Morningstar Income and Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$75,178,688	$–	$–	$75,178,688
Short-Term Investments	422,055	–	–	422,055
Total	$75,600,743	$–	$–	$75,600,743

Morningstar Balanced ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$180,658,581	$–	$–	$180,658,581
Short-Term Investments	1,858,189	–	–	1,858,189
Total	$182,516,770	$–	$–	$182,516,770

Morningstar Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$226,933,356	$–	$–	$226,933,356
Short-Term Investments	85,140	–	–	85,140
Total	$227,018,496	$–	$–	$227,018,496

Morningstar Aggressive Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$103,396,621	$–	$–	$103,396,621
Short-Term Investments	55,068	–	–	55,068
Total	$103,451,689	$–	$–	$103,451,689

ALPS | Alerian Energy Infrastructure Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Canadian Energy Infrastructure Companies	$23,591,782	$–	$–	$23,591,782
U.S. Energy Infrastructure Companies	21,759,979	–	–	21,759,979
U.S. Energy Infrastructure MLPs	19,502,755	–	–	19,502,755
U.S. General Partners	12,223,248	–	–	12,223,248
Total	$77,077,764	$–	$–	$77,077,764

ALPS | Red Rocks Listed Private Equity Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Closed-End Funds	$1,862,061	$2,135,832	$–	$3,997,893
Common Stocks	11,517,568	10,234,238	–	21,751,806
Short-Term Investments	785,906	–	–	785,906
Total	$14,165,535	$12,370,070	$–	$26,535,605

ALPS | Stadion Core ETF Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$15,737,964	$–	$–	$15,737,964
Short-Term Investments	234,222	–	–	234,222
Total	$15,972,186	$–	$–	$15,972,186

ALPS | Stadion Tactical Growth Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$5,228,894	$–	$–	$5,228,894
Short-Term Investments	177,041	–	–	177,041
Total	$5,405,935	$–	$–	$5,405,935

The Portfolios did not have significant unobservable inputs (Level 3) used in determining fair value for the nine months ended September 30, 2018.

Income Taxes: For federal income tax purposes, the Portfolios currently qualify, and intend to remain qualified, as regulated investment companies under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), by distributing substantially all of their investment company taxable net income including realized gain, not offset by capital loss carryforwards, if any, to shareholders. Accordingly, no provisions for federal income or excise taxes have been made.

As of and during the nine months ended September 30, 2018, the Portfolios did not have a liability for any unrecognized tax benefits. Each Portfolio files U.S. federal, state, and local tax returns as required. Each Portfolio’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Treasury Department has issued Regulations under Code Section 817(h) that pertain to diversification requirements for variable annuity and variable life insurance contracts. Each Portfolio intends to comply with these diversification requirements.

Expenses: Most expenses of the Trust can be directly attributed to a Portfolio. Expenses that cannot be directly attributed are apportioned among the Portfolios based on average net assets. Expenses are allocated among classes within a Portfolio based on daily class level net assets, except for distribution fees associated with each Portfolio’s Distribution Plan under Rule 12b-1 of the 1940 Act (“12b-1 fees”) which are only allocated to the Class II shares and Class III shares. In addition, Class III shares and certain Class I shares are also offered with fees for non-distribution related services provided to Shareholders, under a shareholder services plan (a “Services Plan”).

Distributions to Shareholders: Each Portfolio currently intends to declare and pay capital gains and income dividends, if any, on an annual basis. All dividends and capital gains distributions paid by the Portfolios will be automatically reinvested, at net asset value, in additional shares of the Portfolios unless otherwise indicated. There is no fixed dividend rate and there can be no assurance that the Portfolios will pay any dividends or realize any capital gains. Any net capital gains earned by each Portfolio are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by each Portfolio on the ex-dividend date.

Master Limited Partnerships (“MLPs”): Pursuant to Section 851(b)(3) of the Code, the ALPS | Alerian Energy Infrastructure Portfolio may invest no more than 25% of the value of its total assets in the securities of one or more qualified publicly traded partnerships, which include MLPs. Unlike direct investments in MLPs, income and losses from the Alerian Energy Infrastructure Portfolio’s investments in MLPs will not directly flow through to the personal tax returns of shareholders. The ALPS | Alerian Energy Infrastructure Portfolio will report distributions from its investments, including MLPs, made to shareholders annually on Form 1099. Shareholders will not, solely by virtue of their status as ALPS | Alerian Energy Infrastructure Portfolio shareholders, be treated as engaged in the business conducted by underlying MLPs for federal or state income tax purposes or for purposes of the tax on unrelated business income of tax-exempt organizations. MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, MLP interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level income taxation. To qualify as an MLP and not be taxed as a corporation for income tax purposes, a partnership must, for any taxable year, receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include, among other things, certain natural resource-based activities such as the processing, transportation and storage of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

Non-U.S. Securities Risk: The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS | Red Rocks Listed Private Equity Portfolio invest directly in securities of non-U.S. issuers which involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad. In addition, it may be difficult to effect repatriation of capital invested in certain countries. When investing in securities issued by non-U.S. issuers, there is also the risk that the value of such an investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Security Transactions and Investment Income: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis.

The books and records of the Portfolios are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates.

Item 2 - Controls and Procedures.

(a)	The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS VARIABLE INVESTMENT TRUST

By:	/s/ Jeremy Held
Jeremy Held
President (principal executive officer)

Date:	November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jeremy Held
Jeremy Held
President (principal executive officer)

Date:	November 28, 2018

By:	/s/ Kathryn Burns
Kathyrn Burns
Treasurer (principal financial officer)

Date:	November 28, 2018